Interest-bearing loans and borrowings - Other borrowings (Details) $ in Thousands, € in Millions	Jun. 06, 2017 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Oct. 01, 2018 EUR (€)	Sep. 30, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding		$ 1,708,168				$ 848,710		$ 1,085,562
Treasury Notes
Disclosure of detailed information about borrowings [line items]
Face amount | €	€ 50.0			€ 150.0	€ 50.0
Outstanding		60,300	€ 52.7			$ 50,000	€ 41.7
Borrowings term	1 year
Euribor | Treasury Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.60%
Forward exchange contracts used for hedging | Hedging instruments
Disclosure of detailed information about borrowings [line items]
Financial assets		$ 500